Cover Page	May 17, 2024
Document Information [Line Items]
Document Type	8-K/A
Entity Registrant Name	VANDA PHARMACEUTICALS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34186
Entity Tax Identification Number	03-0491827
Entity Address, Address Line One	2200 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	202
Local Phone Number	734-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001347178
Amendment Flag	true
Document Period End Date	May 17, 2024
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Vanda Pharmaceuticals Inc. (“Vanda”), filed on May 20, 2024 (the “Original Report”), in which Vanda disclosed the voting results for its 2024 annual meeting of stockholders (the “Annual Meeting”). In the Original Report, Vanda disclosed that Phaedra S. Chrousos received less than a majority of the votes cast in connection with her election to Vanda’s Board of Directors (the “Board”). Accordingly, pursuant to the resignation policy set forth in Vanda’s Corporate Governance Guidelines, Ms. Chrousos tendered her conditional resignation as a director to the Board. In accordance with the Corporate Governance Guidelines, the Nominating/Corporate Governance Committee of the Board (the “Committee”) is required to expeditiously consider the conditional resignation and recommend to the Board whether to accept or reject Ms. Chrousos’ resignation, and the Board is required to promptly act on such resignation, taking into account the Committee’s recommendation.This Amendment No. 1 is being filed solely to disclose the Board’s decision to reject Ms. Chrousos’ conditional resignation, and this Amendment No. 1 does not otherwise modify or update any disclosure contained in the Original Report.
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VNDA
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Stock Purchase Right
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Stock Purchase Right, par value $0.001 per share
Trading Symbol	-
Security Exchange Name	NASDAQ